Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Debt Expense [Abstract]
Interest incurred on debt	$ 100,844	$ 24,060	$ 20,408
Interest expense - affiliate	5,090	0	0
Redemption Premium	4,782	0	0
Accretion Expense on Extinguished Debt	19,414	6,454	6,305
Accretion of original issue discount on 2018 Term Loans	1,455	0	0
Amortization of debt issuance costs	3,476	309	201
Total interest expense	$ 135,061	$ 30,823	$ 26,914
Effective interest rate, revolving credit facility	6.02%	4.57%
Stated interest rate	6.375%
Accelerated Accretion	$ 18,700
Accelerated Amortization of Debt Issuance Costs	$ 300